COMMITMENTS - Additional information (Details)		12 Months Ended
	Oct. 06, 2022	Dec. 31, 2022 USD ($) $ / shares D shares
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares		$ 11.50
Expiration term of warrants (in years)		5 years
VSee and iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration	100.00%	100.00%
Equity value of acquiree		$ 110,000,000
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Minimum net tangible assets upon closing		$ 5,000,001
Business Combination Agreement | Vsee Health Incentive Plan
COMMITMENTS AND CONTINGENCIES
Percentage of shares reserved for issuance		15.00%
Business Combination Agreement | iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration		100.00%
Numerator for calculation of closing consideration		$ 49,500,000
Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Exercise price of stock options | $ / shares		10
Numerator for calculation of closing consideration		$ 60,500,000
Closing consideration, multiplication factor for calculation of amount of stock option exercisable | $ / shares		$ 10
PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Fair value of PIPE Forward Contract		$ 84,605
PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares		$ 12.50
Expiration term of warrants (in years)		5 years
Conversion price of convertible notes | $ / shares		$ 10.00
Minimum aggregate purchase price of additional offering		$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of subsequent placements		$ 5,000,000
Percentage of additional offering securities in additional offerings		100.00%
Percentage of offered securities in subsequent placements		25.00%
Lock-up period (in months)		8 months
Stock price trigger | $ / shares		$ 12.50
Agreement number of consecutive trading days | D		20
PIPE Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Minimum percentage of shares issuable upon conversion of PIPE shares and warrants		200.00%
Threshold number of days to file a registration statement		30 days
Threshold days for registration statement to be effective		90 days
Threshold days for registration statement to be effective if undergone review		120 days
Vsee Common Stock | Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration		100.00%
Series A Preferred Stock | PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Sale of Private Placement Warrants (in shares) | shares		424,000
Aggregate purchase price		$ 8,000,000
Series A Preferred Stock | PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares		8,000
Series B Preferred Stock | Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares		4,370
Deferred underwriting fee considered for purchase price of shares		$ 4,370,000